FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2005

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Name:   Litman/Gregory Fund Advisors LLC
Addess: 4 Orinda Way, Suite 230-D
        Orinda, CA 94563

Form 13F File Number:

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John M. Coughlin

Title:  Chief Operating Officer

Phone:  925-253-5213

Signature, Place, and Date of Signing:

/s/ John M. Coughlin
--------------------------------------------------------------------------------
[Signature]

Orinda, California
--------------------------------------------------------------------------------
[City, State]

11/10/2005
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      19
                                                ---------------
Form 13F Information Table Value Total:         $       252,887
                                                ---------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        Litman/Gregory Fund Advisors LLC
                           Form 13-F Information Table
                            as of September 30, 2005


                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
AON                          com             037389103    21,012     655,000 SH          Sole     0         655,000
CEMEX SA de CV               SPONSORED ADR   '151290889   27,717     529,954 SH          Sole     0         529,954
COMCAST CORP Class A         com             20030N101       998      33,967 SH          Sole     0          33,967
COMCAST CORP Special Class A com             20030N200    16,462     572,000 SH          Sole     0         572,000
DELL Inc.                    com             24702R101    15,869     464,000 SH          Sole     0         464,000
DIRECTV Group Inc            com             25459L106    22,009   1,469,200 SH          Sole     0       1,469,200
Discovery Holdings           com             25468Y107     2,804     194,200 SH          Sole     0         194,200
Disney                       com             254687106    13,658     566,000 SH          Sole     0         566,000
FEDEX CORP                   com             31428X106    17,687     203,000 SH          Sole     0         203,000
General Motors Corporation   com             370442105    20,325     664,000 SH          Sole     0         664,000
KONNKLIJKE PHILIPS           NY REGISTRY
    ELECTRS N V                 SH NEW 2000  '500472303   20,677     775,000 SH          Sole     0         775,000
 Level 3 Communications      com             52729N100    10,904   4,700,000 SH          Sole     0       4,700,000
 Level 3 Communications      convertible
                               bond          52729NBE9     6,656   7,183,000 PRN         Sole     0       7,183,000
 Liberty Media Corp          com             '530718105   15,633   1,942,000 SH          Sole     0       1,942,000
WASTE MGMT INC DEL           com             94106L109    20,056     701,000 SH          Sole     0         701,000
FAIRFAX FINL HLDGS LTD       sub vtg com     303901102    10,521      60,500 SH          Sole     0          60,500
FAIRFAX FINL HLDGS LTD       sub vtg com     303901593     3,469      20,000 SH          Sole     0          20,000
TELEPHONE + DATA SYS INC     special commom  879433860     3,154      84,000 sh          Sole     0          84,000
TELEPHONE + DATA SYS INC     com             879433100     3,276      84,000 sh          Sole     0          84,000
                                                        ---------------------                            ----------
                                                         252,887  20,900,821                             20,900,821
                                                                                                         ==========
